Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Fair Value Hierarchy for Assets and Liabilities Measured

The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	As of December 31, 2025			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Current liabilities
Liability-settled share-based payment to non-employee	-	-	1,265,184	1,265,184
Non-current liabilities
Convertible Junior Notes	-	-	514,508,160	514,508,160
Convertible Senior Secured Notes	-	-	638,215,040	638,215,040
Total	-	-	1,153,988,384	1,153,988,384

	As of December 31, 2024			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Current liabilities
Convertible Senior Notes	-	-	473,715,560	473,715,560
Liability-settled share-based payment to non-employee	-	-	1,581,448	1,581,448
Non-current liabilities
Convertible Junior Notes	-	-	464,847,231	464,847,231
Total	-	-	940,144,239	940,144,239

Schedule of Assumptions

As of December 31, 2025, the assumptions were as follow:

	Convertible Senior Secured Notes	Convertible Junior Notes	Liability-settled share- based payment to non-employee
Expected volatility	20.00%	20.00%	52.00%
Risk-free interest rate (per annum)	3.63%	3.63%	3.56%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of the underlying ordinary share	US$2.49	US$2.49	US$2.49
Bond yield	12.08%	12.08%	N/A

As of December 2, 2025, the Closing Date of 2025 Debt Restructuring (Note 2(c)), the assumptions were as follow:

	Convertible Senior Notes – before extinguishment	Convertible Senior Secured Notes	Convertible Junior Note – before amendment	Convertible Junior Note – after amendment
Expected volatility	60.00%	20.00%	60.00%	20.00%
Risk-free interest rate (per annum)	3.58%	3.59%	3.56%	3.59%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value of the underlying ordinary share	US$2.66	US$2.66	US$2.66	US$2.66
Bond yield	12.00%	11.91%	12.00%	11.91%

As of December 31, 2024, the assumptions were as follow:

	Convertible Senior Notes	Convertible Junior Notes	Liability-settled share- based payment to non-employee
Expected volatility	82.00%	22.00%	93.00%
Risk-free interest rate (per annum)	4.25%	4.27%	5.53%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of the underlying ordinary share	US$3.55	US$3.55	US$3.55
Bond yield	10.52%	10.33%	N/A

As of June 28, 2024, the Transaction Date (Note 2(b)), the assumptions were as follow:

	Convertible Junior Note	Deferred Contingent Consideration
Expected volatility	22.00%	21.00%
Risk-free interest rate (per annum)	4.52%	3.10%
Expected dividend yield	0.00%	0.00%
Fair value of the underlying ordinary share	US$3.75	US$3.75
Bond yield	10.80%	N/A
Discount rate	N/A	21.00%

Schedule of Reconciliation from the Opening Balances

The table below reflects the reconciliation from the opening balances to the closing balances for recuring fair value measurement of the fair value hierarchy for the years ended December 31, 2025, 2024 and 2023:

	Convertible Senior Notes	Convertible Junior Notes	Convertible Senior Secured Notes	Liability-settled share-based payment to non-employee
Balance as of January 1, 2025	473,715,560	464,847,231	-	1,581,448
Additions	-	-	636,595,230	-
Changes in fair value, excluding impact of instrument-specific credit risk	36,388,500	(12,024,615)	6,263,095	(292,792)
Changes in fair value due to instrument specific credit risk	-	(2,004,935)	-	-
Repurchase of Convertible Senior Notes	(495,007,230)	-	-	-
Loss of debt extinguishment	(7,690,096)	74,917,500	-	-
Foreign currency translation adjustment	(7,406,734)	(11,227,021)	(4,643,285)	(23,472)
Balance as of December 31, 2025	-	514,508,160	638,215,040	1,265,184

	Convertible Senior Notes	Convertible Junior Notes	Liability-settled share-based payment to non-employee	Deferred contingent consideration
Balance as of January 1, 2024	420,712,380	-	2,833,080	94,199,910
Additions	-	439,723,560	-	-
Changes in fair value, excluding impact of instrument-specific credit risk	44,764,043	21,110,267	(1,277,140)	16,941,248
Changes in fair value due to instrument specific credit risk	1,494,507	-	-	-
Foreign currency translation adjustment	6,744,630	4,013,404	25,508	602,346
Settlement of deferred contingent consideration	-	-	-	(111,743,504)
Balance as December 31, 2024	473,715,560	464,847,231	1,581,448	-

	Convertible Senior Notes	Short-term investments	Warrant liabilities	ESA derivative liabilities	Liability-settled share-based payment to non-employee	Deferred contingent consideration
Balance as of January 1, 2023	354,080,264	372,375,701	19,083,004	269,251,436	4,039,468	-
Additions	-	-	-	-	-	65,968,319
Changes in fair value, excluding impact of instrument-specific credit risk	58,280,908	3,584,872	83,966,126	(19,654,006)	(1,386,708)	26,106,460
Realized gain recognized in interest income	-	(5,718,400)	-	-	-	-
Changes in fair value due to instrument specific credit risk	2,116,740	-	-		-	-
Foreign currency translation adjustment	6,234,468	(944,458)	2,882,251	(126,498)	180,320	2,125,131
Exercise of Public and Private warrants	-	-	(105,931,381)	-	-	-
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement	-	(369,297,715)	-	(249,470,932)	-	-
Balance as of December 31, 2023	420,712,380	-	-	-	2,833,080	94,199,910